Assets and Liabilities - Financial Assets and Liabilities - Summary of Group's Financial Liabilities (Details) - DKK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Lease liabilities	kr 13,534	kr 12,689	kr 13,006
Financial Liabilities Measured at Amortized Cost
Disclosure Of Financial Liabilities [Line Items]
Borrowings	57,180	62,824
Lease liabilities	13,534	12,689
Trade payables	29,937	1,093
Accruals	42,198	31,297
Total liabilities measured at amortized cost	kr 142,849	kr 107,903